Key Management Personnel (Details) - Schedule of Compensation Paid/Payable to Members of Key Management Personnel of the Consolidated Entity - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Key Management Personnel [Abstract]
Short-term employee benefits	$ 541,280	$ 558,855
Post-employment benefits	57,670	57,440
Share-based payments		(34,722)
Total	$ 598,950	$ 581,573